RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Summary of the related party transactions

	Year ended December 31,
	2024	2023
	$	$
Amounts paid to EarthLabs Inc. (i) for exploration and evaluation	18,000	18,000
Amounts paid to Notz Capital Corp. (ii) for corporate development and investor relations	177,310	104,637
(i)	EarthLabs Inc. is a related entity having the following common former director and officer to the Company: Denis Laviolette, Director and President.
(ii)	Notz Capital Corp. is a related entity of a director.

Summary of key management personnel compensation

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2024
	$	$	$	$
Executive Chairman and Chief Executive Officer	388,800	—	129,600	518,400
President	15,000	—	—	15,000
Former President	261,917	—	90,720	352,637
Chief Financial Officer	116,640	—	38,880	155,520
Chief Operating Officer	270,220	—	84,240	354,460
Chief Development Officer	336,960	96,083	112,320	545,363
Non-executive directors	83,440	—	—	83,440
Former non-executive directors	138,580	—	—	138,580
Total	1,611,557	96,083	455,760	2,163,400

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2023
	$	$	$	$
Executive Chairman and Chief Executive Officer	388,800	—	129,600	518,400
President	272,160	—	90,720	362,880
Chief Financial Officer	116,640	—	38,880	155,520
Chief Operating Officer	252,720	—	84,240	336,960
Chief Development Officer	336,960	235,560	112,320	684,840
Non-executive directors	216,000	—	—	216,000
Total	1,583,280	235,560	455,760	2,274,600